Financial Instruments - Summary of Remaining Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements (Detail) - Liquidity risk [member] - Non-derivative Financial Liabilities [Member] - USD ($)
$ in Thousands
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liability [Line Items]
Carrying amount	$ 450,833	$ 398,480
Contractual cash flows	468,419	431,870
6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	202,075	167,918
6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	238,248	3,283
1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	6,808	236,575
2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	21,288	24,094
Convertible notes [Member]
Disclosure of financial liability [Line Items]
Carrying amount	216,075	201,240
Contractual cash flows	230,000	230,000
Convertible notes [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	230,000
Convertible notes [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		230,000
Lease Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	15,359	16,658
Contractual cash flows	18,291	20,689
Lease Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	3,123	2,790
Lease Liabilities [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	2,963	2,601
Lease Liabilities [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	5,368	5,345
Lease Liabilities [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	6,837	9,953
Secured bank loans [Member]
Disclosure of financial liability [Line Items]
Carrying amount	4,603	3,726
Contractual cash flows	5,332	4,325
Secured bank loans [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	942	710
Secured bank loans [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	895	682
Secured bank loans [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	1,440	1,230
Secured bank loans [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	2,055	1,703
Trades and other payables [Member]
Disclosure of financial liability [Line Items]
Carrying amount	146,999	118,548
Contractual cash flows	146,999	118,548
Trades and other payables [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	146,999	118,548
Other Liabilities Related to Business Combination [Member]
Disclosure of financial liability [Line Items]
Carrying amount	16,786	12,438
Contractual cash flows	16,786	12,438
Other Liabilities Related to Business Combination [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	4,390
Other Liabilities Related to Business Combination [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	12,396	12,438
Refund due to customers [Member]
Disclosure of financial liability [Line Items]
Carrying amount	51,011	45,870
Contractual cash flows	51,011	45,870
Refund due to customers [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	$ 51,011	$ 45,870